SEGMENT INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2014 item	Sep. 30, 2013
SEGMENT INFORMATION
Number of operating segments	4
Segment Information
Revenues	$ 201,504	$ 106,574
Cost of revenues	(114,050)	(56,955)
Film participation expenses	(11,856)	537
Equity in earning of equity method investment, net of tax	3,328
Segment profit	78,926	50,156
Film distribution
Segment Information
Revenues	141,580	47,768
Film investment and production
Segment Information
Revenues	491	12,227
Film participation expenses	(11,856)	537
Equity in earning of equity method investment, net of tax	3,328
Talent agency
Segment Information
Revenues	541	486
Movie theaters
Segment Information
Revenues	58,892	46,093
Movie theaters | Admissions
Segment Information
Revenues	49,330	38,409
Movie theaters | Concessions
Segment Information
Revenues	5,610	4,573
Movie theaters | Advertising
Segment Information
Revenues	1,991	1,406
Movie theaters | Others
Segment Information
Revenues	1,961	1,705
Operating Segment
Segment Information
Cost of revenues	(114,050)	(56,955)
Segment profit	78,926	50,156
Operating Segment | Film distribution
Segment Information
Cost of revenues	(97,263)	(34,760)
Segment profit	47,258	14,187
Operating Segment | Film investment and production
Segment Information
Cost of revenues	(42,551)	(29,136)
Segment profit	(3,321)	9,000
Operating Segment | Talent agency
Segment Information
Cost of revenues	(25)
Segment profit	516	486
Operating Segment | Movie theaters
Segment Information
Cost of revenues	(24,419)	(19,610)
Segment profit	34,473	26,483
Intersegment elimination
Segment Information
Revenues	(50,208)	(26,551)
Cost of revenues	50,208	26,551
Intersegment elimination | Film distribution
Segment Information
Revenues	2,941	1,179
Intersegment elimination | Film investment and production
Segment Information
Revenues	$ 47,267	$ 25,372